Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
North Shore Equity Rotation ETF
Shareholder Report [Line Items]
Fund Name	North Shore Equity Rotation ETF
Class Name	North Shore Equity Rotation ETF
Trading Symbol	KOOL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Shore Equity Rotation ETF for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/KOOL. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/KOOL
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOOL	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected it performance?

For the fiscal year ended March 31, 2025, the Fund returned 3.40%.  The Fund underperformed the S&P 500 Index, which returned 8.25% for the same period.

The Fund’s overweight position in small cap stocks versus the S&P 500 negatively impacted the Fund’s performance as small cap stocks severely underperformed the broader based securities in the S&P 500.  The Adviser continues to have conviction in the small cap space as it believes that the small cap stocks have attractive valuations and characteristics in a declining interest rate environment.  The Fund’s underweight to consumer staples versus the S&P 500 and exposure to AI oriented energy plays were also headwinds to performance. The Adviser maintains a strong conviction in AI oriented energy as it anticipates future utility demand.  The Adviser’s option strategy helped mitigate losses.

The main detractors from performance include:

• Meritage Home Corp. struggled due to higher than anticipated mortgage rates, though recent rate drops offer optimism

• Cameco Corp. underperformed due AI power demand concerns, which the Adviser disputes.

• Microsoft Corp. lagged due to its heavy investment in AI that has yet to deliver the anticipated revenue growth and its slower than expected monetization of AI products.

The main contributors to performance include:

• Financial Select Sector SPDR Fund (XLF) performed well post-US elections in anticipation of deregulation and attractive valuations of securities in the sector.

• NVIDIA Corp. benefited from strong demand as an AI leader. The Adviser remains cautiously optimistic on the security.

• Apple Inc. was purchased at attractive prices in 2024. Despite recent volatility, its strong financials and buyback characteristics remain appealing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From April 1, 2024 through March 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
KOOL	-6.28%	-4.01%	3.40%
S&P 500 Index	-4.27%	-1.97%	8.25%

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,824,281
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 114,189
Investment Company, Portfolio Turnover	71.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$41,824,281
Number of Holdings	40
Net Advisory Fee	$114,189
Portfolio Turnover	71.05%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Financial Select Sector SPDR Fund	10.9%
Health Care Select Sector SPDR Fund	7.1%
Technology Select Sector SPDR Fund	6.5%
Apple Inc	5.0%
NVIDIA Corp	4.5%
Quanta Services Inc	4.5%
Microsoft Corp	4.4%
Amazon.com Inc	4.3%
Alphabet Inc	3.7%
Viper Energy Inc	3.1%